Derivative Financial Instruments - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended										12 Months Ended			12 Months Ended							12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2011 Cash Flow Hedging		Dec. 31, 2010 Cash Flow Hedging		Dec. 31, 2009 Cash Flow Hedging		Dec. 31, 2011 Credit and Market Risk	Dec. 31, 2010 Credit and Market Risk	Dec. 31, 2011 Credit and Market Risk Additional Termination Event [Member]	Dec. 31, 2011 Credit and Market Risk Additional Termination Event [Member] Credit Downgrade [Member]	Dec. 31, 2011 Credit and Market Risk Credit Support Annex	Dec. 31, 2011 Credit and Market Risk Credit Support Annex Credit Downgrade [Member]	Dec. 31, 2011 Credit and Market Risk Credit Support Annex Additional Credit Downgrade [Member]	Dec. 31, 2011 Credit Default Swap	Dec. 31, 2010 Credit Default Swap	Dec. 31, 2011 Credit Derivatives Swap Participation	Dec. 31, 2010 Credit Derivatives Swap Participation	Dec. 31, 2011 Total Return Swap	Dec. 31, 2010 Total Return Swap	Dec. 31, 2011 Lower Limit years	Dec. 31, 2011 Upper Limit years	Dec. 31, 2011 Derivatives Sold Credit Default Swap	Dec. 31, 2010 Derivatives Sold Credit Default Swap	Sep. 30, 2008 Sun Trust Banks, Inc. and Subsidiaries Subsidiaries	Sep. 30, 2008 Sun Trust Bank Subsidiaries	Dec. 31, 2011 Interest Income (Expense), Net [Member] Cash Flow Hedging	Dec. 31, 2010 Interest Income (Expense), Net [Member] Cash Flow Hedging	Dec. 31, 2009 Interest Income (Expense), Net [Member] Cash Flow Hedging
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			$ 423,000,000	[1]	$ 487,000,000	[2]	$ 455,000,000	[3]																				$ 202,000,000	$ 130,000,000	$ 31,000,000
Derivative asset positions									2,400,000,000	1,600,000,000
Net derivative asset positions to which the Company was exposed to risk of its counterparties, netted by counterparty where formal netting arrangements exist									3,600,000,000	2,800,000,000
Collateral held by the Company against derivative asset positions									1,200,000,000	1,200,000,000
Adjusted the fair value of its net derivative asset position for estimates of counterparty credit risk									36,000,000	33,000,000
Posted collateral														16,000,000	10,000,000
Gross notional amounts																175,000,000	87,000,000			1,600,000,000	969,000,000
Derivative asset positions																				20,000,000	34,000,000
Derivative liability positions									1,200,000,000	1,100,000,000	9,000,000	5,000,000	1,200,000,000							17,000,000	32,000,000
Collateral held																				285,000,000	268,000,000
Posted collateral												3,000,000	1,200,000,000
Senior long-term debt ratings from three of the major ratings agencies									A3/BBB+			Baa3/BBB-			Ba1/BB+
Derivative remaining terms, lower limit			2 years													1 year		1 month
Derivative remaining terms, higher limit			6 years													10 years		7 years
Weighted average on the maximum estimated exposure (in years)			P3.6Y															P3.4Y
Deferred net gains on derivatives that are recorded in AOCI are expected to be reclassified to net interest income over the next twelve months in connection with the recognition of interest income or interest expense on these hedged items			304,000,000
Maximum exposure																167,000,000	99,000,000	57,000,000	74,000,000
Fair values of written CDS																6,000,000	1,000,000							4,000,000	3,000,000
Executed equity forward agreements, underlying shares	30.0																									22.9	7.1
Probable forecasted sale of Coke																						6.5	7.0
Reconized ineffectiveness which was recorded in trading account profits and commissions		$ 2,000,000

[1]	During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[2]	During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[3]	During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.